Note 7 - Risk Management - Simulated Scenarios (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Breakdown levels of VaR Line Items
Percentage of risk linked to interest rates at the year end closign	55%	48%
Percentage of exchange rate risk at the year end closing	The relative weight has increased compared with the close of 2017 (48%). Exchange-rate risk maintains its proportion with respect to 2017 (14%)	14%
Percentage of equity volatility and correlation risk at the year end closing	31%	38%
Level of confidence when estimate the maximun daily loss of a portfolio	99%
Time horizon when estimate the maximun daily loss of a portfolio	1-day horizon
Number of exceptions in the internal VaR calculation model	0-4 exceptions
Europe [Member]
Breakdown levels of VaR Line Items
Value At Risk	€ (99)
Mexico [Member]
Breakdown levels of VaR Line Items
Value At Risk	(33)
Peru [Member]
Breakdown levels of VaR Line Items
Value At Risk	(11)
Venezuela [Member]
Breakdown levels of VaR Line Items
Value At Risk	0
Argetina [Member]
Breakdown levels of VaR Line Items
Value At Risk	(5)
Colombia [Member]
Breakdown levels of VaR Line Items
Value At Risk	(6)
Turkey [Member]
Breakdown levels of VaR Line Items
Value At Risk	(6)
Compass [Member]
Breakdown levels of VaR Line Items
Value At Risk	€ (1)